Members' Equity - Preferred Units Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Aug. 31, 2020
Preferred Units [Line Items]
Investment	$ 819,694	$ 819,694						$ 629,089
Fluor Enterprises [Member]
Preferred Units [Line Items]
Share price per share								$ 1.92			$ 1.92
Investment		$ 0						$ 10,000			$ 10,000
Sargent & Lundy, L.L.C [Member]
Preferred Units [Line Items]
Share price per share			$ 2.19						$ 1.92
Investment			$ 8,000						$ 8,000
Sarens Nuclear & Industrial Services, LLC [Member]
Preferred Units [Line Items]
Share price per share			$ 2.19				$ 1.92			$ 1.92
Investment			$ 4,000				$ 500			$ 500
Japan NuScale Innovation, LLC [Member]
Preferred Units [Line Items]
Share price per share					$ 2.19	$ 1.92
Investment					$ 20,000	$ 40,000
GS Energy Corporation
Preferred Units [Line Items]
Share price per share				$ 2.19
Investment				$ 40,000
Doosan Heavy Industries & Construction Co., Ltd
Preferred Units [Line Items]
Share price per share			$ 2.19
Investment			$ 25,000
Next Tech 3 New Technology Investment
Preferred Units [Line Items]
Share price per share			$ 2.19
Investment			$ 35,000
Samsung C&T Corporation
Preferred Units [Line Items]
Share price per share			$ 2.19
Investment			$ 20,000